Revenue from contracts with customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 593,986	$ 522,306
Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	593,986	522,306
Cannabis and Hemp-derived products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	521,084	452,792
Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	25,196	32,801
Data analytics, advertising and other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	47,706	36,713
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	565,316	484,444
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	18,127	36,061
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	10,543	1,801
Bricks-and-mortar
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	565,316	484,444
Bricks-and-mortar | Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	565,316	484,444
Bricks-and-mortar | Cannabis and Hemp-derived products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	504,574	435,642
Bricks-and-mortar | Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	13,573	12,764
Bricks-and-mortar | Data analytics, advertising and other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	47,169	36,038
Bricks-and-mortar | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	565,316	484,444
Bricks-and-mortar | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0
Bricks-and-mortar | International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0
E-commerce
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	18,860	37,862
E-commerce | Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	18,860	37,862
E-commerce | Cannabis and Hemp-derived products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	6,800	17,150
E-commerce | Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	11,623	20,037
E-commerce | Data analytics, advertising and other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	437	675
E-commerce | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0
E-commerce | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	18,127	36,061
E-commerce | International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	733	1,801
Medical cannabis distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	9,810	0
Medical cannabis distribution | Transferred at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	9,810	0
Medical cannabis distribution | Cannabis and Hemp-derived products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	9,710	0
Medical cannabis distribution | Consumption accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0
Medical cannabis distribution | Data analytics, advertising and other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	100	0
Medical cannabis distribution | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0
Medical cannabis distribution | USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0
Medical cannabis distribution | International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 9,810	$ 0